Property, Plant and equipment - Right-of use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
right-of use assets	$ 392,000,000	$ 385,000,000
Additions to right-of use assets	98,000,000	73,000,000
Exchange gain (loss)	10,000,000	5,000,000
Depreciation on right-of-use assets	100,000,000	92,000,000
Disposal	1,000,000	3,000,000
Variable lease expense	42,000,000	45,000,000	$ 40,000,000
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
right-of use assets	137,000,000	115,000,000
Depreciation on right-of-use assets	65,000,000	63,000,000
Plant, machinery and other
Disclosure of detailed information about property, plant and equipment [line items]
right-of use assets	226,000,000	238,000,000
Depreciation on right-of-use assets	27,000,000	22,000,000
Dunnage and other
Disclosure of detailed information about property, plant and equipment [line items]
right-of use assets	29,000,000	32,000,000
Depreciation on right-of-use assets	$ 8,000,000	$ 7,000,000